Changes in Pension and Other Postretirement Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Postretirement Benefit Plan
Change in Projected Benefit Obligation [Abstract]
Accumulated postretirement benefit obligation at beginning of year	$ 2,552	$ 1,977
Service cost	83	56	$ 153
Interest cost	79	76	148
Benefit payments	(202)	(224)
Actuarial (gain) loss	85	(667)
Accumulated postretirement benefit obligation at end of year	2,427	2,552	1,977
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Funded status – net prepaid (liability)	(2,427)	(2,552)
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(246)	(226)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(2,181)	(2,326)
Net amount recognized	(2,427)	(2,552)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	2,024	2,137
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	2,024	2,137
Pension Plans
Change in Projected Benefit Obligation [Abstract]
Accumulated postretirement benefit obligation at beginning of year	192,638
Projected benefit obligation at beginning of year	193,322	156,989
Service cost	549	453	699
Interest cost	6,938	6,885	6,327
Settlement Gain	(2,162)	0
Curtailment Loss	2,154	0
Defined Benefit Plan, Plan Amendments	0	719
Benefit payments	(25,383)	(7,587)
Actuarial (gain) loss	(12,477)	35,863
Projected benefit obligation at end of year	162,941	193,322	156,989
Accumulated postretirement benefit obligation at end of year	162,290	192,638
Change in Plan Assets [Abstract]
Fair value of plan assets at beginning of year	183,671	168,408
Defined Benefit Plan, Actual (Loss) Return on Plan Assets	(4,140)	22,521
Employer contributions	358	329
Fair value of plan assets at end of year	154,506	183,671	$ 168,408
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Funded status – net prepaid (liability)	(8,435)	(9,651)
Defined Benefit Plan, Assets for Plan Benefits	8,422	7,092
Accrued liabilities	(362)	(322)
Pension benefit obligations	(16,495)	(16,421)
Net amount recognized	(8,435)	(9,651)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	(35,972)	(45,009)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	(717)	(1,731)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	$ (36,689)	$ (46,740)